Financial risk management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - Interest Rate Risk	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease		0.03%	0.00%
USD
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	10.00%		10.00%
AUD
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	10.00%		10.00%